NET LOANS RECEIVABLE (Schedule of Recorded Investment and Number of Modifications for Modified Loans) (Details) - 12 months ended Jun. 30, 2015 $ in Thousands	USD ($)
Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Pre-Modification Outstanding Recorded Investment	$ 49
Post-Modification Outstanding Recorded Investment	$ 49